UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               AMENDED FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form.
--------------------------------------------------------------------------------

1. Name and address of issuer:

   Markman MultiFund Trust
   6600 France Avenue South, Suite 565
   Edina, Minnesota 55435

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

--------------------------------------------------------------------------------

3. Investment Company Act File Number: 811-8820

   Securities Act File Number:  33-85182

--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2005
--------------------------------------------------------------------------------

4(b). |_| Check box if this is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

4(c). |_| Check box if this is the last time the issuer will be filing this
          Form.
--------------------------------------------------------------------------------

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold
    during the fiscal year pursuant to section 24(f):              $  4,319,213
                                                                   ------------

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:         $ 13,068,413
                                                 ------------

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year
      ending no earlier than October 11, 1996
      that were not previously used to reduce
      registration fees payable to the
      Commission:                                $103,680,913
                                                 ------------

(iv) Total available redemption credits
     [add Items 5(ii) and 5(iii)]:                                 $116,749,326
                                                                   ------------

(v) Net sales -- if Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv)
    from Item 5(i)]:                                               $  NONE
                                                                   ------------

(vi) Redemption credits available for use in
     future years -- if Item 5(i) is less
     than Item 5(iv) [subtract
     Item 5(iv) from Item 5(i)]:                                   $112,430,113
                                                                   ------------

(vii) Multiplier for determining
      registration fee (See instruction C.9):                      x.000107
                                                                   --------

(viii) Registration fee due [multiply Item 5(v)
       by Item 5(vii)](enter "0" if no fee is due):                =$   NONE
                                                                    ===========

--------------------------------------------------------------------------------

6. Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.
--------------------------------------------------------------------------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   +$  NONE
                                                                     ----------
--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any
   interest due [line 5(viii) plus line 7]:                        =$  NONE
                                                                    -----------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                   |_| Wire Transfer
                   |_| Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                    /s/ Frank L. Newbauer
                                    ------------------------------------
                                    Frank L. Newbauer, Assistant Secretary
                                    ------------------------------------

Date:  February 12, 2007
       -----------------

*Please print the name and title of the signing officer below the signature.